Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Summary of Valuation Allowance [Table Text Block]
Description	Balance at
	Beginning			Balance at
	of Period	Additions (A)	Deductions (B)	End of Period
Year ended March 31, 2022
Allowance for doubtful accounts receivable (deducted from related asset account)	$17,834	$66,985	$—	$84,819
Year ended March 31, 2021
Allowance for doubtful accounts receivable (deducted from related asset account)	$67,417	$—	$(49,583)	$17,834